UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc. f/k/a Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	2/28/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2010

Prudential National Muni Fund, Inc.

(Formerly known as Dryden National Municipals Fund)

Fund Type Municipal bond Objective High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden National Municipal Fund, Inc. to the Prudential National Muni Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential National Muni Fund, Inc.

Prudential National Muni Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Prudential National Muni Fund, Inc. is to seek a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.87%; Class B, 1.07%; Class C, 1.57%; Class Z, 0.57%. Net operating expenses apply to: Class A, 0.82%; Class B, 1.07%; Class C, 1.32%; Class Z, 0.57%, after contractual reduction through 12/31/2010.

Cumulative Total Returns as of 2/28/10
	Six Months	One Year	Five Years	Ten Years
Class A	3.99%	10.60%	19.12%	64.69%
Class B	3.86	10.31	17.65	60.72
Class C	3.73	10.04	16.26	56.88
Class Z	4.12	10.88	20.63	68.86
Barclays Capital Municipal Bond Index[1]	4.13	9.98	24.63	76.25
Lipper General Municipal Debt Funds Avg.[2]	4.80	12.74	16.42	58.42

Average Annual Total Returns[3] as of 3/31/10
		One Year	Five Years	Ten Years
Class A		6.43%	2.87%	4.47%
Class B		5.57	3.28	4.64
Class C		9.30	3.21	4.39
Class Z		11.15	3.97	5.16
Barclays Capital Municipal Bond Index[1]		9.69	4.58	5.58
Lipper General Municipal Debt Funds Avg.[2]		12.86	3.18	4.45

2	Visit our website at www.prudentialfunds.com

Distributions and Yields as of 2/28/10
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[4] at Federal Tax Rates of
			33%	35%
Class A	$0.30	3.18%	4.75%	4.89%
Class B	0.28	3.05	4.55	4.69
Class C	0.27	2.80	4.18	4.31
Class Z	0.32	3.56	5.31	5.48

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Barclays Capital Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/10
Puerto Rico Comnwlth., G.O., A.M.B.A.C.-T.C.R.S., 7.00%, 07/01/10	1.4%
Massachusetts St., G.O., Ser. B, Assured qty., 5.25%, 09/01/24	1.3
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL 5.00%, 11/15/25	1.2
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, 5.00%, 01/01/39	1.2
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 5.50%, 07/01/17	1.1

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/28/10
Aaa	6.2%
Aa	37.0
A	35.2
Baa	15.7
Ba	0.9
Caa	0.2
Not Rated	4.6
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2009, at the beginning of the period, and held through the six-month period ended February 28, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential National Muni Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,039.90	0.82%	$4.15
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Class B	Actual	$1,000.00	$1,038.60	1.07%	$5.41
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Class C	Actual	$1,000.00	$1,037.30	1.32%	$6.67
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

Class Z	Actual	$1,000.00	$1,041.20	0.57%	$2.88
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2010, and divided by the 365 days in the Fund's fiscal year ending August 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2010 (Unaudited)

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.5%

Alaska 0.2%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.000%	6/01/18	$2,000	$2,069,820

Arizona 3.4%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	A+(d)	5.500	1/01/38	2,500	2,541,200
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, Assured Gty.	Aa3	5.250	10/01/28	2,000	2,079,400
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Reg. Area Rd.	Aa2	5.000	7/01/25	2,000	2,209,620
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	7/01/32	2,500	2,470,650
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa3	5.000	7/01/39	5,000	5,157,950
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., NATL	A1	7.500	7/01/10	3,000	3,069,660
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A,	Aa1	5.000	1/01/39	9,750	10,130,835
Tucson Cnty., G.O., Ser. A,	Aa3	7.375	7/01/12	1,100	1,260,875

					28,920,190

California 7.8%
Anaheim Pub. Fin. Auth. Lease Rev., Assured Gty. Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000	9/01/24	5,500	6,280,835
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000	9/01/16	6,690	7,534,211
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100	6/01/28	1,250	1,060,788
California Edl. Facs. Auth. Rev., Calif. Inst. of Technology	Aa1	5.000	11/01/39	1,500	1,593,330
Univ. Southern Calif., Ser. A	Aa1	5.000	10/01/38	3,000	3,110,160
Univ. Southern Calif., Ser. A	Aa1	5.250	10/01/38	1,000	1,064,680

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	7

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
California Health Facs. Fin. Auth. Rev., Rfdg., Cedars Sinai Med. Ctr.	A2	5.000%	11/15/21	$1,000	$1,034,580
Scripps Health, Ser. A	A1	5.000	11/15/36	1,000	964,230
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250	2/01/38	3,000	3,011,460
California Poll. Ctl. Fin. Auth. Solid Wste. Disp. Rev., Pac. Gas. Poll. Ctl. Rev., NATL, A.M.T.	A3	4.750	12/01/23	2,500	2,426,300
Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.000	7/01/27	1,000	973,470
California St., G.O., Econ. Recov., Rfdg., Ser. A	A1	5.250	7/01/21	3,875	4,298,886
F.G.I.C., T.C.R.S.	Baa1	4.750	9/01/23	1,500	1,498,500
Var. Purp.	Baa1	5.000	10/01/29	2,000	1,910,880
Var. Purp.	Baa1	5.500	11/01/39	1,000	965,890
Var. Purp.	Baa1	6.000	4/01/38	3,500	3,606,050
Var. Purp.	Baa1	6.000	11/01/39	2,000	2,063,500
Elsinore Valley Muni. Wtr. Dist. Ctfs. Part. Rfdg., Ser. A, B.H.A.C.	Aa1	5.000	7/01/29	1,500	1,585,845
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist., No. 2, G.O., Ser. A, C.A.B.S., NATL	A1	5.730(i)	10/01/21	60	31,461
Fresno Calif. Swr. Rev., Ser. A, Assured Gty.	Aa3	5.000	9/01/33	2,500	2,548,600
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	7.290(i)	6/01/37	5,000	3,176,200
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Baa2	5.830(i)	6/01/23	2,000	1,750,480
Enhanced Asset Bkd., Ser. A	Baa2	5.000	6/01/45	1,000	839,990
M-S-R Energy Auth., Ser. A	A(d)	6.500	11/01/39	2,000	2,114,580
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	NR	6.440(i)	8/01/25	2,000	763,400

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	8.550(i)%	1/15/36	$21,000	$2,404,290
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250	8/01/14	2,000	2,373,140
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A1	5.625	1/01/29	1,000	1,071,490
University Calif. Rev.,
Ser. O	Aa1	5.750	5/15/34	750	833,813
Ser. Q	Aa1	5.000	5/15/34	1,000	1,040,240
Unrefunded Bal., U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250	5/15/30	850	847,833
Ventura Cnty. Cmnty. College. Dist., Election 2002, Ser. C, G.O.	Aa3	5.500	8/01/33	2,000	2,097,480

					66,876,592

Colorado 2.5%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D	A1	5.250	11/15/35	3,500	3,485,020
Rmk. Poudre Valley, Ser. A, Assured Gty.	Aa3	5.200	3/01/31	2,000	2,027,480
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL	A1	5.000	11/15/25	10,000	10,487,400
Ser. B, A.M.T., NATL	A1	5.000	11/15/15	2,500	2,713,625
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000	6/01/27	1,500	1,632,030
University Colo. Enterprise Sys. Rev., Ser. A	Aa3	5.375	6/01/32	1,000	1,067,180

					21,412,735

Connecticut 0.4%
Connecticut St. Health & Edl. Facs. Auth. Rev., Yale Univ. X-3	Aaa	4.850	7/01/37	2,835	2,961,242
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	355	361,337

					3,322,579

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

District of Columbia 2.0%
District of Columbia Rev., Brookings Inst.	Aa3	5.750%	10/01/39	$5,000	$5,388,600
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa3	5.500	10/01/39	2,000	2,141,200
District of Columbia, G.O., Ser. E, B.H.A.C.	Aa1	5.000	6/01/28	5,000	5,298,050
Metropolitan Washington DC Arpt. Auth. Sys.,
Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,000	1,025,680
Ser. B, A.M.B.A.C., A.M.T.	Aa3	5.000	10/01/32	3,725	3,689,985

					17,543,515

Florida 7.4%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300	5/01/18	410	356,872
Citizens Ppty. Ins. Corp., Sr. Secd. High Act-A-1	A2	6.000	6/01/16	1,500	1,670,205
Florida St. Brd. Ed. Cap., Outlay, G.O.	Aa1	9.125	6/01/14	1,000	1,130,640
Florida St. Brd. Ed. Lottery Rev., Ser. B	A2	5.000	7/01/23	5,185	5,627,281
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, NATL	A1	5.250	7/01/17	2,950	3,114,610
Greater Orlando Aviation, Auth. Arpt. Facs. Rev., Ser. A, Assured Gty., A.M.T.	Aa3	5.000	10/01/23	4,240	4,312,970
Halifax Hosp. Med. Ctr. Rev., Ser. B2, Assured Gty.	AAA(d)	5.375	6/01/31	4,000	4,038,160
Highlands Cmnty. Dev. Dist. Rev., Spl. Assmt.(c)(f)	NR	5.550	5/01/36	500	251,840
Highlands Cnty. Health Facs. Auth. Rev., Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(b)	A1	5.000	11/15/25	205	239,924
Adventist Health/Sunbelt, Ser. B Rmkt.	A1	6.000	11/15/37	2,440	2,573,883
Adventist, Unrefunded Bal., Ser. B	A1	5.000	11/15/25	1,410	1,423,367
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	Aa3	5.500	10/01/15	1,000	1,086,040

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida (cont’d.)
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	A2	5.000%	10/01/26	$1,855	$1,859,044
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.750	3/01/47	1,500	1,261,155
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	0.680(i)	10/01/10	1,000	996,010
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A-1	A2	5.375	10/01/35	1,600	1,616,016
Ser. C, A.M.T., Assured Gty.	Aa3	5.250	10/01/26	5,000	5,116,000
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, Assured Gty.	Aa3	5.250	10/01/22	5,000	5,641,600
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250	10/01/39	5,000	5,300,200
Ser. B, Rfdg.	Aa1	5.000	10/01/33	1,000	1,040,740
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000	10/01/34	1,250	1,163,038
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $300,000; purchased 6/17/05)(c)(f)(h)	NR	5.400	5/01/36	300	119,892
Polk Cnty. Sch. Dist. Sales Tax Rev., Sch. Impvt., Assured Gty.	Aa3	5.250	10/01/17	2,580	2,939,549
Sch. Impvt., Assured Gty.	Aa3	5.250	10/01/18	2,325	2,575,589
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.,	NR	6.250	5/01/36	985	405,928
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	Baa2	6.250	4/01/39	2,500	2,530,575
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa3	5.000	8/15/27	3,750	3,820,125
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.000	3/01/35	1,000	903,600

					63,114,853

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Georgia 3.4%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.,	Aa3	5.625%	1/01/33	$2,000	$2,177,820
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorepe Pwr. Vogtle. Proj., Ser. B	A3	5.500	1/01/33	750	775,515
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.750	7/01/16	500	592,330
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	924,758
Gainesville & Hall Cnty. Hosp. Auth. Rev., Antic Ctfs.,
Northeast Healthcare, Ser. A	A-(d)	5.375	2/15/40	3,000	2,885,610
Georgia St. Rd. & Twy. Auth. Rev., Fed. Hwy. Grant. Antic. Bds., Ser. A	Aa3	5.000	6/01/18	3,500	4,043,445
Ser. A	Aa3	5.000	6/01/21	1,000	1,127,710
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, Assured Gty.	Aa3	5.500	7/01/41	1,500	1,512,975
Metropolitan Atlanta Rapid Tran. Auth., Sales Tax Rev., Ser. 3	Aa3	5.000	7/01/39	4,000	4,157,200
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp., Inc., NATL (Pre-refunded Date 1/01/13)	A2	5.500	1/01/21	3,185	3,597,808
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250	9/01/39	5,000	5,371,699
Richmond Cnty. Hosp. Rev., Rev. Antic Ctfs. Univ. Health Svcs., Inc., Proj.	A1	5.500	1/01/36	2,000	1,999,840

					29,166,710

Guam 0.1%
Guam Govt. Wtrwks. Auth.,
Wtr. & Wstewtr. Sys. Rev.	Ba2	6.000	7/01/25	500	501,990

Hawaii 0.9%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co. Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200	11/01/29	8,000	8,059,520

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Idaho 0.3%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.250%	12/01/33	$1,000	$1,098,150
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran., Ser. A	Aa3	5.000	7/15/27	1,250	1,338,875

					2,437,025

Illinois 8.2%
Chicago Midway Arpt. Rev., Ser. B., A.M.T., NATL	A2	5.750	1/01/22	5,000	5,003,800
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt. 3rd Lien, Ser. A, NATL	A1	5.250	1/01/26	6,000	6,228,720
Ser. B, Rfdg., NATL	A1	5.250	1/01/15	1,000	1,129,160
Ser. B-1, X.L.C.A.	A1	5.250	1/01/34	1,975	1,983,038
Chicago Rfdg. Proj., G.O., Ser. A, Assured Gty.	Aa3	5.000	1/01/29	5,000	5,221,100
Gilberts Spl. Svc. Area No. 9 Spl. Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.750	3/01/27	2,000	2,187,220
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000	5/01/30	4,000	3,303,080
Illinois Fin. Auth. Rev., Advocate Health Care, Ser. B	Aa2	5.375	4/01/44	2,000	2,042,460
Central DuPage Health, Ser. 09	AAA(d)	5.250	11/01/39	2,000	2,037,860
Central DuPage Health, Ser. B	AA(d)	5.500	11/01/39	1,500	1,556,880
Northwestern Mem. Hosp., Ser. A, (Pre-refunded Date 8/15/14)(b)	NR	5.250	8/15/34	5,000	5,822,450
Northwestern Mem. Hosp., Ser. A	Aa2	6.000	8/15/39	1,000	1,100,030
Provena Health, Ser. A	Baa1	6.000	5/01/28	1,500	1,478,640
Univ. of Chicago, Ser. B	Aa1	6.250	7/01/38	5,000	5,658,700
Illinois St., G.O., Rfdg., Assured Gty.	Aa3	5.000	1/01/23	3,000	3,196,770
Ser. 1st, Assured Gty.	Aa3	5.250	4/01/22	2,500	2,628,275
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500	1/01/33	2,000	2,141,800
Sr. Prority, Sr. A-1, Assured Gty.	Aa3	5.000	1/01/24	5,000	5,338,250

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois (cont’d.)
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion, Ser. A, NATL	A3	5.250%	6/15/42	$8,500	$8,578,711
Ser. A, NATL	A3	6.170(i)	12/15/34	10,000	2,215,300
Ser. A, NATL	A3	6.230(i)	6/15/37	7,500	1,404,825

					70,257,069

Indiana 1.1%
Indiana St. Fin. Auth., Duke Energy Ind., Rfdg., Ser. C	A2	4.950	10/01/40	2,750	2,687,960
Var. Duke Energy Ind., Ser. B	A(d)	6.000	8/01/39	1,000	1,083,020
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A3	5.750	1/01/38	1,000	1,053,750
Indianapolis Loc. Pub. Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.000	1/01/36	5,000	4,650,400

					9,475,130

Kansas 1.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	A1	5.750	11/15/38	1,000	1,062,640
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700	12/01/27	1,145	1,227,818
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750	6/01/27	1,140	1,224,246
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850	12/01/27	1,110	1,195,514
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(d)	5.650	9/01/19	5,000	5,674,450

					10,384,668

Kentucky 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Helth. Sys., Ser. A	Baa2	6.375	6/01/40	2,500	2,491,375
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., Assured Gty.	Aa3	5.250	2/01/28	5,500	5,951,770

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Kentucky (cont’d.)
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250%	6/01/39	$500	$531,735
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625	9/01/39	500	513,145

					9,488,025

Louisiana 0.9%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish., Ser. A	Aa3	5.375	4/01/31	1,000	1,047,940
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	7/01/39	1,000	1,078,940
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, Assured Gty.	Aa3	6.750	6/01/26	2,000	2,335,780
New Orleans, G.O., Rfdg., NATL	Baa1	5.250	12/01/22	3,540	3,649,846

					8,112,506

Maryland 0.4%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Univ. Maryland Med. Sys.	A2	5.000	7/01/34	2,000	1,988,720
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250	12/01/13	600	603,816
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., Assured Gty.(b)	Aa3	6.500	9/01/12	620	672,043

					3,264,579

Massachusetts 5.2%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	790	792,994
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250	7/01/34	2,000	2,152,300
Mass. Sales Tax, Ser. B, NATL	Aa2	5.500	7/01/27	1,325	1,592,226
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(d)	5.500	1/01/23	1,000	1,013,580

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts (cont’d.)
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa2	6.750%	7/01/16	$3,590	$3,766,520
Harvard Univ., Ser. A	Aaa	5.500	11/15/36	3,500	3,902,115
Partners Healthcare, Ser. J1, Assured Gty.	Aa2	5.000	7/01/39	2,500	2,488,400
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Baa1	6.050	10/01/20	1,000	1,043,450
Tufts Univ., Ser. M	Aa2	5.500	2/15/28	3,000	3,555,720
Valley Region Health Sys., Ser. C, CONNIE LEE	Baa2	7.000	7/01/10	825	832,260
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000	7/01/32	5,000	4,748,100
Massachusetts St. Wtr. Poll. Abatement Tr. St. Revolving Fd., Ser. 14	Aaa	5.000	8/01/38	2,000	2,113,900
Massachusetts St., G.O., Cons. Ln., Ser. C, Assured Gty.	Aa2	5.000	8/01/19	2,000	2,278,760
Fltg.-Cons. Ln., Ser. A, NATL(j)	Aa2	0.737	5/01/37	5,000	3,627,500
Ser. B, Assured Gty.	Aa2	5.250	9/01/24	9,000	10,757,610

					44,665,435

Michigan 2.1%
Detroit Sew. Disp. Rev., Sr. Lien-Remkt., Ser. 2003B, Assured Gty.	Aa3	7.500	7/01/33	1,000	1,198,850
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 7/01/13)(b)	A(d)	5.250	7/01/32	5,500	6,242,170
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	A1	5.000	3/01/31	3,000	2,737,800
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Health, Ser. A	A1	5.250	11/15/46	2,000	1,774,580
McLaren Healthcare	Aa3	5.750	5/15/38	1,000	1,018,240
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow. Chemical Rmkt., Ser. B	Baa3	6.250	6/01/14	1,000	1,127,410

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Michigan (cont’d.)
Okemos Pub. Sch. Dist., G.O., C.A.B.S., NATL	A1	2.040%(i)	5/01/12	$1,100	$1,052,766
C.A.B.S., NATL	A1	2.370(i)	5/01/13	1,000	928,500
Royal Oak Mich. Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000	8/01/39	2,000	2,008,460

					18,088,776

Minnesota 0.4%
Southern Minn. Mun. Pwr. Agy. Pwr. Supply Sys. Rev. , Ser. A	A2	5.250	1/01/30	2,000	2,102,400
St. Cloud Healthcare Rev., Centracare Health Sys., Ser. A	A2	5.125	5/01/30	1,000	991,850
St. Paul Minn. Hsg. & Redev. Auth. Health Care Rev., Allina Health Sys., Ser. A-1	A1	5.250	11/15/29	750	749,025

					3,843,275
Nevada 0.3%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125	7/01/34	3,000	2,952,630

New Hampshire 0.8%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Ba2	9.000(i)	1/01/24	4,740	1,438,400
New Hampshire Health & Edl. Facs. Auth. Rev., Dartmouth Hitchcock	A+(d)	6.000	8/01/38	1,750	1,833,300
New Hampshire College (Pre-refunded Date 1/01/11)(b)	BBB(d)	7.500	1/01/31	3,000	3,200,190

					6,471,890

New Jersey 6.7%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800	3/01/21	2,615	3,208,553
Clearview Reg. High Sch. Dist., G.O., NATL	NR	5.375	8/01/15	1,205	1,348,419
Jackson Twnshp. Sch. Dist., G.O., NATL	A(d)	6.600	6/01/11	1,600	1,710,656

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey (cont’d.)
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250%	1/01/14	$4,255	$4,676,712
New Jersey Edl. Dev. Auth.,
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,750,910
Cigarette Tax	Baa2	5.750	6/15/34	1,750	1,679,143
First Mtge.—Franciscan Oaks	NR	5.700	10/01/17	2,040	2,036,389
First Mtge.—Keswick Pines	NR	5.750	1/01/24	1,750	1,542,993
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	259,545
Masonic Charity Fdn. Proj.	A-(d)	6.000	6/01/25	1,150	1,184,477
New Jersey Health Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr. (Pre-refunded Date 7/1/12)(b)	A2	6.250	7/01/17	1,740	1,944,467
Atlantic City Med. Ctr., Unrefunded Bal.	A2	6.250	7/01/17	2,185	2,310,048
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A2	6.000	7/01/26	2,565	2,872,595
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A2	6.000	7/01/32	2,000	2,239,840
St. Peter’s Univ. Hosp., Ser. A	Baa2	6.875	7/01/30	3,750	3,756,863
Virtua Health, A.G.C.	AAA(d)	5.500	7/01/38	2,000	2,096,640
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	A3	5.080(i)	1/01/35	3,000	2,371,140
Ser. E	A3	5.250	1/01/40	2,000	2,080,220
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.500	12/15/23	6,000	6,851,039
Ser. A	A1	5.875	12/15/38	3,000	3,271,830
Rutgers St. Univ. of NJ, Ser. A	Aa3	6.400	5/01/13	1,415	1,531,582
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/1/12)(b)	Aaa	6.000	6/01/37	400	446,500
(Pre-refunded Date 6/1/12)(b)	Aaa	6.125	6/01/42	2,000	2,238,100
Ser. 1A	Baa3	4.500	6/01/23	470	445,198
Ser. 1A	Baa3	4.625	6/01/26	1,000	825,650
Ser. 1A	Baa3	5.000	6/01/41	4,000	2,711,920

					57,391,429

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Mexico 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.500%	7/01/35	$1,305	$1,396,075
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	8/01/39	1,250	1,251,813

					2,647,888

New York 10.6%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A, (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	531,295
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	7/15/43	750	772,485
Islip Res. Rec. Agcy. Rev., Ser. B, A.M.B.A.C.,A.M.T.	A1	7.200	7/01/10	3,495	3,565,774
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000	5/01/33	1,000	1,126,140
Ser. A	A3	6.250	4/01/33	500	575,180
Ser. A, B.H.A.C.	Aa1	5.500	5/01/33	2,000	2,174,960
Metropolitan Trans. Auth. Rev., Svc. Contract,
Ser. 2008C	A3	6.500	11/15/28	2,500	2,866,825
Ser. A, NATL	A1	5.500	7/01/20	2,500	2,697,200
Ser. B, NATL	A1	5.500	7/01/19	5,000	5,416,600
Ser. B, NATL	A1	5.500	7/01/23	7,285	7,750,802
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	A2	5.000	8/01/22	2,000	2,015,060
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	1/01/24	1,500	1,525,350
N.Y. Stock Exchange Proj. A, Rfdg.,	A1	4.750	5/01/29	1,100	1,126,004

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York (cont’d.)
New York City Mun. Wtr. Fin. Auth. Rev., Ser. B, Unrefunded Bal.	Aa2	6.000%	6/15/33	$985	$1,009,921
Wtr. & Swr., Fiscal 2009, Ser. A	Aa2	5.750	6/15/40	1,000	1,118,790
New York City Tr. Cultural Res. Rev., Julliard Sch., Ser. A,	Aa2	5.000	1/01/39	2,500	2,627,525
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	A1	5.250	1/15/39	1,500	1,570,380
New York City, G.O.,
Ser. A, Unrefunded Bal.	Aa3	6.000	5/15/30	10	10,170
Ser. E	Aa3	5.000	8/01/17	6,000	6,842,280
Sub. Ser. I-1,	Aa3	5.250	4/01/28	2,000	2,162,060
New York Liberty Dev. Corp. Rev., National Sports Museum Proj., Ser. A (original cost $659,999; purchased 8/7/06)(c)(f)(h)	NR	6.100	2/15/19	660	7
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons.,
Ser . A, A.M.B.A.C.	A1	5.250	7/01/21	2,000	2,230,000
Ser. B	A1	6.000	7/01/14	2,550	2,795,897
Ser. B (Mandatory Put Date 7/1/13)	Aa3	5.250	7/01/29	3,000	3,350,220
Mental Health Svcs. Facs. Impvt., Ser. B	A1	6.500	8/15/11	3,000	3,215,820
Non-State Supported Debt., Cornell Univ., Ser. A, G.O.	Aa1	5.000	7/01/39	2,000	2,097,300
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	A1	5.250	7/01/20	2,100	2,341,269
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	Aaa	5.500	10/15/23	3,750	4,655,513
Ser. E	Aaa	6.500	6/15/14	35	35,174
New York City Mun. Wtr. Proj.	Aaa	5.000	6/15/34	2,000	2,060,680
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.000	5/01/11	1,345	1,411,335
New York St. Loc. Gov’t. Assist. Corp. Rev., Ser. E	Aa3	6.000	4/01/14	3,000	3,413,940

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York (cont’d.)
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply, Ser. C	A+(d)	5.250%	6/01/22	$3,200	$3,365,440
Ser. C	A+(d)	5.250	12/01/22	3,595	3,786,434
Port Auth. of New York & New Jersey Cons. Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aa3	5.500	12/15/15	3,000	3,199,080
Triborough Bridge & Tunnel Auth. Rev., Ser. C	Aa2	5.000	11/15/33	5,000	5,200,300

					90,643,210

North Carolina 1.5%
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Assured Gty.	Aa3	6.000	1/01/19	500	562,535
A.M.B.A.C.	Baa1	6.000	1/01/18	1,000	1,154,620
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.000	1/01/26	650	837,928
Ser. A, E.T.M.(b)	Baa1	6.400	1/01/21	1,000	1,244,290
Ser. A, E.T.M.(b)(e)	Aaa	6.500	1/01/18	2,635	3,349,401
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500	1/01/18	1,005	1,194,322
North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000	6/01/34	3,000	3,002,160
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.250	12/01/21	1,000	1,064,270

					12,409,526

North Dakota 1.1%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A+(d)	7.200	6/30/13	8,300	9,064,596

Ohio 3.3%
American Mun. Pwr., Inc., Ser. A	Aa3	5.000	2/01/13	2,500	2,659,550
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A.	Baa3	6.500	6/01/47	4,250	3,495,285
Ser. A-2	Baa3	5.125	6/01/24	1,450	1,333,319
Ser. A-2	Baa3	5.875	6/01/47	1,000	748,510

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ohio (cont’d.)
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625%	1/01/22	$1,345	$1,640,792
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	1/01/30	5,000	5,062,349
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A2	4.540(i)	12/01/20	2,000	1,240,620
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., NATL	Aa2	3.670(i)	12/01/19	1,720	1,210,312
Lucas Cnty. Health Care Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625	8/15/30	1,000	1,008,360
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	NR	5.000	11/15/21	3,935	4,023,026
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	500	523,800
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa1	5.625	6/01/18	500	533,235
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500	10/01/20	750	904,193
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A, First Energy (Mandatory Put Date 6/1/16)	Baa1	5.875	6/01/33	500	548,065
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000	12/01/29	2,150	2,329,482
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	A-(d)	5.150	7/15/15	750	755,978

					28,016,876

Oklahoma 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	6/01/24	1,000	1,028,260

Oregon 0.4%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa2	5.000	11/15/33	3,500	3,723,020

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania 5.5%
Allegheny Cnty. San. Auth. Swr. Rev., NATL, Unrefunded Bal.	Baa1	5.500%	12/01/30	$460	$467,066
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700	10/01/14	1,070	1,174,336
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	A+(d)	5.375	6/01/16	1,080	1,164,694
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.250	4/01/30	1,000	1,005,390
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, Assured Gty.	Aa3	5.625	1/01/26	5,000	5,004,950
Ser. B, Assured Gty.	Aa3	5.700	1/01/22	1,000	1,001,400
Erie Parking Auth. Facs. Rev. Gtd., Assured Gty. (Pre-refunded Date 09/01/13)(b)	Aa3	5.000	9/01/26	70	79,652
Lancaster Cnty. Hosp. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625	5/01/31	1,000	1,023,380
Lycoming Cnty. Health Facs. Auth. Rev., Susquehanna Health Sys. Proj., Ser. A	BBB+(d)	5.750	7/01/39	2,000	1,963,680
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	NR	6.000	1/01/43	2,500	2,915,925
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	NR	6.250	7/01/11	1,140	1,185,076
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	3,500	3,036,285
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000	12/01/15	3,000	2,914,980
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	A3	5.500	7/01/17	9,000	9,622,709
A.M.B.A.C.	A3	5.500	7/01/20	2,750	2,902,598
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.	A1	5.250	12/01/18	1,435	1,447,671

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d.)
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B	BBB-(d)	5.250%	9/01/31	$1,000	$897,800
Philadelphia G.O., Ser. B, Assured Gty.	Aa3	7.125	7/15/38	1,500	1,691,520
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 4/25/96 - 7/2/98)(c)(f)(h)	NR	7.250	7/01/18	1,803	18
Pittsburgh Urban. Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal., Rfdg., Ser. A, NATL	Baa1	6.500	9/01/13	2,220	2,401,307
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(b)	NR	6.500	9/01/13	1,780	2,006,149
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	NR	1.140(i)	11/01/12	1,035	1,004,022
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.250	6/01/22	2,400	2,487,312

					47,397,920

Puerto Rico 3.7%
Puerto Rico Comnwlth., G.O.,
A.M.B.A.C.—T.C.R.S.	Baa3	7.000	7/01/10	11,530	11,743,765
I.B.C., NATL	Baa3	7.000	7/01/10	1,970	2,006,524
Pub. IMPT. Ser. C	Baa3	6.000	7/01/39	800	821,216
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
Rfdg., Ser. CC	Baa2	5.500	7/01/28	2,500	2,549,175
Ser. G, F.G.I.C.	Baa3	5.250	7/01/18	2,250	2,299,298
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.500	7/01/23	1,320	1,536,533
Ser. K	Baa3	5.000	7/01/14	2,000	2,118,260
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.000	8/01/12	1,000	1,057,660
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Fasc., Rfdg.,
Ser. P	Baa3	6.750	7/01/36	1,000	1,086,500

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub. Ser. A	A2	5.500%	8/01/42	$1,750	$1,744,663
First Sub. Ser. A	A2	5.750	8/01/37	1,600	1,649,232
First Sub. Ser. A	A2	6.000	8/01/42	2,800	2,931,180

					31,544,006

Rhode Island 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev.,
Brown Univ.	Aa1	5.000	9/01/37	5,000	5,222,650
Lifespan Oblig., Ser. A, Assured Gty.	Aa3	7.000	5/15/39	2,000	2,290,160

					7,512,810

South Carolina 1.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	2,655	3,152,096
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa2	5.500	1/01/38	2,500	2,699,575
Ser. A, A.M.B.A.C.	Aa2	5.000	1/01/21	3,000	3,302,430

					9,154,101

South Dakota 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.500	6/01/32	1,000	987,140
South Dakota Health & Edl. Facs. Auth. Rev., Sanford Health	A1	5.500	11/01/40	625	640,506

					1,627,646

Tennessee 0.8%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR	6.750	9/01/10	1,775	1,834,800
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt., Ser. A, C.A.B.S.	A-(d)	6.480(i)	1/01/35	1,000	210,230

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tennessee (cont’d.)
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750%	7/01/25	$1,000	$1,053,330
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000	2/01/18	2,000	2,043,400
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa1	5.000	7/01/34	1,305	1,361,741

					6,503,501

Texas 6.0%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000	11/15/22	4,610	4,949,527
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa3	5.125	11/15/29	2,000	2,144,600
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., A.M.T.	Caa3	5.400	5/01/29	1,500	718,770
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	Caa3	5.400	10/01/29	1,000	715,310
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev.,
Childrens Hosp. Proj.	Aa2	5.000	10/01/29	1,500	1,525,095
Childrens Hosp. Proj.,	Aa2	5.500	10/01/39	1,500	1,547,310
Methodist Hosp. Sys., Ser. B	AA(d)	5.500	12/01/18	1,000	1,134,420
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000	2/01/23	750	763,230
Houston Arpt. Sys. Rev.,
E.T.M.(b)	Aaa	7.200	7/01/13	1,835	2,054,136
Sr. Lien, Rfdg., Ser. A	Aa3	5.500	7/01/39	1,000	1,066,730
Houston Higher Edu. Fin. Corp. Higher Edu. Rev., Rice Univ.
Proj., Ser. B	Aaa	4.750	11/15/33	3,000	3,071,850
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, Assured Gty.	Aa3	5.250	11/15/33	1,510	1,595,753
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs.,
Rfdg., B.H.A.C.	Aa1	5.250	5/15/28	2,000	2,137,400
Rfdg.	A1	5.750	5/15/28	3,205	3,396,915

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas (cont’d.)
North Tex. Twy. Auth. Rev.,
First Tier, Rfdg., Ser. A	A2	5.750%	1/01/40	$1,500	$1,544,700
First Tier, Rfdg., Ser. C	A2	5.250	1/01/44	2,500	2,484,150
First Tier, Ser. A	A2	6.250	1/01/39	1,500	1,604,940
Second Tier, Rfdg., Ser. F	A3	5.750	1/01/38	2,500	2,537,600
Port Houston Auth. Rev., Tex. Harris Cnty., G.O., Rfdg., Ser. C	AAA(d)	5.000	10/01/38	2,500	2,602,375
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj.,
Ser. B	Caa3	6.150	8/01/22	1,000	626,530
San Antonio Elec. & Gas Sys.,	Aa1	5.000	2/01/29	1,695	1,812,735
Ser. A	Aa1	5.000	2/01/21	5,000	5,484,549
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	NR	5.000	8/15/30	1,000	861,890
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500	11/01/18	2,240	2,144,419
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, G.O.	AA+(d)	5.250	12/01/23	2,500	2,891,025

					51,415,959

Utah 0.8%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000	7/01/17	5,000	5,660,100
Riverton Hosp. Rev., I.H.C. Health Svcs. Inc.	Aa1	5.000	8/15/41	1,500	1,506,720

					7,166,820

Vermont 0.2%
Vermont Edl. & Health Bldgs., Middlebury College Proj., Rfdg.	Aa2	5.000	11/01/38	2,000	2,082,440

Virgin Islands 0.2%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250	10/01/21	1,500	1,525,500

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Virginia 1.5%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste. Disp. Rev., Wste. Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125%	9/01/38	$2,300	$2,462,564
Richmond Met. Auth. Expy. Rev., Rfdg., NATL	A(d)	5.250	7/15/17	5,775	6,466,614
Small Business Funding Auth., Healthcare Facs. Rev., Sentara Healthcare, Rfdg.	Aa2	5.000	11/01/40	1,500	1,511,805
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,498,952
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,184,240

					13,124,175

Washington 2.5%
Clark Cnty. Wash. Sch. Dist. No. 114 Evergreen, Assured Gty., G.O. (Pre-refunded Date 6/01/12)(b)	Aa1	5.250	12/01/18	3,800	4,182,469
FYI Properties Lease Rev., Washington St. Dist. Proj.	AA(d)	5.500	6/01/39	1,000	1,052,540
Port Seattle Wash. Rev., Intermediate Lien, Rfdg., X.L.C.A.	Aa3	5.000	2/01/28	3,000	3,044,459
Snohomish Cnty., Pre-refunded Ltd. Tax (Pre-refunded Date 12/01/11)(b)	Aa3	5.375	12/01/19	220	237,915
Unrefunded Bal. Ltd. Tax, G.O., NATL	Aa3	5.375	12/01/19	1,780	1,846,608
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.500	6/01/26	1,700	1,729,682
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
NATL	Aa2	5.000	6/01/21	2,665	2,872,124
NATL	Aa2	5.000	6/01/22	2,570	2,752,470

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Washington (cont’d.)
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(b)	Aa2	5.000%	10/01/36	$85	$99,996
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,296,363
Washington St. Hsg. Fin. Commn., Single Fam. Proj., Ser. 2A, A.M.T.	Aaa	5.375	12/01/18	2,060	2,064,944

					21,179,570

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Rfdg. & Impt. Utd. Health Sys., Ser. C	A2	5.500	6/01/39	500	497,075
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.750	9/01/30	2,000	2,085,860
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A-(d)	5.875	7/01/20	1,015	1,029,768

					3,612,703

Wisconsin 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	A1	5.750	5/01/33	2,000	2,158,080
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.000	2/15/25	2,000	2,014,600

					4,172,680
Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	7/15/39	500	528,555

Total long-term investments (cost $821,757,920)					843,902,703

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 1.3%

California 1.2%
California St. Dept. Water Res. Pwr. Supply Rev., Var. Sub. Ser. F-4, F.R.D.D.(g)(j)	VMIG1	0.110%	3/01/10	$300	$300,000
Sacramento Cnty. Santn. Dist. Fin. Auth. Rev., Sub. Lien Santn. Dist., Ser. D, Rfdg., F.R.D.D.(g)(j)	VMIG1	0.150	3/01/10	10,300	10,300,000

					10,600,000

Texas 0.1%
Dallas Performing Arts, Var. Dallas Ctr. Fndtn. Proj., Ser. A, F.R.D.D.(g)(j)	VMIG1	0.160	3/01/10	500	500,000

Total short-term investments (cost $11,100,000)					11,100,000

Total Investments(k) 99.8% (cost $832,857,920; Note 5)					855,002,703
Other assets in excess of liabilities(l) 0.2%					1,343,084

Net Assets 100.0%					$856,345,787

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corporation

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.G.I.C.—Financial Guaranty Insurance Company

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C. — Insured Bond Certificates

NATL.—National Public Finance Guarantee Corp.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

NR —Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.—University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

+	The ratings reflected are as of February 28, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and/or pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	For purposes of amortized cost valuation, the maturity date of floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(h)	Indicates a security restricted to resale. The aggregate original cost of such securities was $2,780,478. The aggregate value of $119,917 is approximately 0.0% of the net assets.
(i)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on February 28, 2010.
(j)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2010.
(k)	As of February 28, 2010, one security representing $7 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(l)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at February 28, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2010	Unrealized Depreciation
	Short Positions:
168	U.S. Treasury 10 Yr Notes	Jun. 2010	$19,526,056	$19,737,375	$(211,319)
166	U.S. Long Bond	Jun. 2010	19,324,422	19,536,125	(211,703)

					$(423,022)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$855,002,696	$7
Other Financial Instruments*	(423,022)	—	—

Total	$(423,022)	$855,002,696	$7

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealised appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bond
Balance as of 8/31/09	$7
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/10	$7

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2010 were as follows:

Transportation	16.9%
Healthcare	13.5
General Obligation	11.7
Power	9.5
Education	8.6
Pre-Refunded	8.0
Special Tax/Assessment District	6.5
Water & Sewer	5.0
Other	4.5
Lease Backed Certificate of Participation	3.8
Corporate Backed IDB & PCR	3.7

See Notes to Financial Statements.

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Industry (cont’d.)
Pooled Financing	2.3%
Tobacco	1.9
Short-Term Investments	1.3
Solid Waste/Resource Recovery	1.3
Housing	1.0
Tobacco Appropriated	0.3

99.8
Other assets in excess of liabilities	0.2

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	—	Due to broker—variation margin	$423,022	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(541,154)

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(144,675)

For the six months ended February 28, 2010, the Fund’s average value at trade date for short positions on futures contracts was $33,755,777.

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 28, 2010	SEMIANNUAL REPORT

Prudential National Muni Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2010 (Unaudited)

Assets
Unaffiliated investments at value (cost $832,857,920)	$855,002,703
Interest receivable	10,186,280
Receivable for investments sold	3,010,666
Receivable for Fund shares sold	1,181,204
Prepaid expenses	9,704

Total assets	869,390,557

Liabilities
Payable for investments purchased	10,559,095
Payable for Fund shares reacquired	1,181,850
Management fee payable	308,933
Dividends payable	286,663
Accrued expenses	227,325
Due to broker—variation margin	182,250
Distribution fee payable	176,842
Deferred directors’ fees	71,912
Affiliated transfer agent fee payable	48,979
Payable to custodian	921

Total liabilities	13,044,770

Net Assets	$856,345,787

Net assets were comprised of:
Common stock, at par	$582,904
Paid-in capital in excess of par	834,672,764

835,255,668
Undistributed net investment income	498,976
Accumulated net realized loss on investment and financial futures transactions	(1,130,618)
Net unrealized appreciation on investments and financial futures	21,721,761

Net assets, February 28, 2010	$856,345,787

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($784,665,317 ÷ 53,420,802 shares of common stock issued and outstanding)	$14.69
Maximum sales charge (4% of offering price)	.61

Maximum offering price to public	$15.30

Class B
Net asset value, offering price and redemption price per share ($36,369,482 ÷ 2,469,103 shares of common stock issued and outstanding)	$14.73

Class C
Net asset value, offering price and redemption price per share ($22,910,289 ÷ 1,555,630 shares of common stock issued and outstanding)	$14.73

Class Z
Net asset value, offering price and redemption price per share ($12,400,699 ÷ 844,848 shares of common stock issued and outstanding)	$14.68

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	37

Statement of Operations

Six Months Ended February 28, 2010 (Unaudited)

Net Investment Income
Income
Interest	$21,043,321

Expenses
Management fee	2,000,747
Distribution fee—Class A	972,176
Distribution fee—Class B	91,012
Distribution fee—Class C	81,013
Transfer agent’s fee and expenses (including affiliated expense of $94,300)	233,000
Custodian’s fees and expenses	55,000
Reports to shareholders	29,000
Registration fees	27,000
Directors’ fees	23,000
Legal fees and expenses	16,000
Audit fee	15,000
Insurance expenses	10,000
Miscellaneous	9,094

Total expenses	3,562,042
Less: Custodian fee credit (Note 1)	(75)

Net expenses	3,561,967

Net investment income	17,481,354

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	2,559,784
Financial futures transactions	(541,154)

2,018,630

Net change in unrealized appreciation (depreciation) on:
Investments	13,761,363
Financial futures contracts	(144,675)

13,616,688

Net gain on investments	15,635,318

Net Increase In Net Assets Resulting From Operations	$33,116,672

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$17,481,354	$31,026,819
Net realized gain (loss) on investment and financial futures transactions	2,018,630	(3,168,185)
Net change in unrealized appreciation (depreciation) on investments and financial futures	13,616,688	7,439,542

Net increase in net assets resulting from operations	33,116,672	35,298,176

Dividends (Note 1)
Dividends from net investment income
Class A	(16,190,807)	(28,415,634)
Class B	(712,508)	(1,313,059)
Class C	(396,100)	(532,851)
Class Z	(267,268)	(335,830)

	(17,566,683)	(30,597,374)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	25,211,811	31,873,358
Net asset value of shares issued in connection with merger	—	177,297,034
Net asset value of shares issued in reinvestment of dividends and distributions	13,557,909	19,634,841
Cost of shares reacquired	(45,115,632)	(79,789,843)

Increase (decrease) in net assets from Fund share transactions	(6,345,912)	149,015,390

Total increase	9,204,077	153,716,192

Net Assets
Beginning of period	847,141,710	693,425,518

End of period(a)	$856,345,787	$847,141,710

(a) Includes undistributed net investment income of:	$498,976	$584,305

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements

(Unaudited)

Prudential National Muni Fund, Inc. (formerly Dryden National Municipals, Fund, Inc.) (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general

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liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2010 the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts

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and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial future contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $250 million, 0.40% of the next $250 million and 0.375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was 0.47% of the Fund’s average daily net assets for the six months ended February 28, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 0.50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2010, PIMS contractually agreed to limit such fees to 0.25% and 0.75% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received $103,528 in front-end sales charges resulting from sales of Class A shares, during for the six months ended February 28, 2010. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for the six months ended February 28, 2010, it received $2,040, $7,512 and $719 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of 0.13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential National Muni Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2010, the Fund incurred approximately $67,700 in total networking fees, of which approximately $3,500 and $20,600 was paid to First Clearing and Wells Fargo, respectively, through December 31, 2009. These amounts are included in transfer agent’s fee and expenses on the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2010, aggregated $123,903,059 and $275,376,093, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$832,201,876	$41,068,739	$(18,267,912)	$22,800,827

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount and premium amortization and municipal tender option bond transactions for book and tax purposes.

As of August 31, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $260,000 of which $225,000 expires in 2016 and $35,000 expires in 2017. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which

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the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2010:
Shares sold	950,007	$13,774,249
Shares issued in reinvestment of dividends and distributions	852,421	12,490,055
Shares reacquired	(2,376,645)	(34,781,021)

Net increase (decrease) in shares outstanding before conversion	(574,217)	(8,516,717)
Shares issued upon conversion from Class B	312,214	4,704,893

Net increase (decrease) in shares outstanding	(262,003)	$(3,811,824)

Year ended August 31, 2009:
Shares sold	1,336,571	$18,396,106
Shares issued in connection with the merger	10,727,172	150,073,130
Shares issued in reinvestment of dividends and distributions	1,311,538	18,167,050
Shares reacquired	(5,100,066)	(70,218,830)

Net increase (decrease) in shares outstanding before conversion	8,275,215	116,417,456
Shares issued upon conversion from Class B	761,213	10,502,958

Net increase (decrease) in shares outstanding	9,036,428	$126,920,414

Prudential National Muni Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 28, 2010:
Shares sold	368,238	$5,402,590
Shares issued in reinvestment of dividends and distributions	39,370	578,452
Shares reacquired	(342,336)	(5,016,471)

Net increase (decrease) in shares outstanding before conversion	65,272	964,571
Shares reacquired upon conversion into Class A	(320,138)	(4,704,893)

Net increase (decrease) in shares outstanding	(254,866)	$(3,740,322)

Year ended August 31, 2009:
Shares sold	339,372	$4,739,695
Shares issued in connection with the merger	1,083,160	15,196,740
Shares issued in reinvestment of dividends and distributions	63,355	880,522
Shares reacquired	(411,403)	(5,689,809)

Net increase (decrease) in shares outstanding before conversion	1,074,484	15,127,148
Shares reacquired upon conversion into Class A	(758,459)	(10,502,958)

Net increase (decrease) in shares outstanding	316,025	$4,624,190

Class C
Six months ended February 28, 2010:
Shares sold	200,215	$2,941,036
Shares issued in reinvestment of dividends and distributions	19,610	288,000
Shares reacquired	(81,540)	(1,198,677)

Net increase (decrease) in shares outstanding	138,285	$2,030,359

Year ended August 31, 2009:
Shares sold	349,109	$4,851,424
Shares issued in connection with the merger	447,958	6,284,851
Shares issued in reinvestment of dividends and distributions	22,509	313,418
Shares reacquired	(157,735)	(2,188,078)

Net increase (decrease) in shares outstanding	661,841	$9,261,615

Class Z
Six months ended February 28, 2010:
Shares sold	211,376	$3,093,936
Shares issued in reinvestment of dividends and distributions	13,741	201,402
Shares reacquired	(283,410)	(4,119,463)

Net increase (decrease) in shares outstanding	(58,293)	$(824,125)

Year ended August 31, 2009:
Shares sold	279,247	$3,886,133
Shares issued in connection with the merger	410,752	5,742,313
Shares issued in reinvestment of dividends and distributions	19,661	273,851
Shares reacquired	(121,905)	(1,693,126)

Net increase (decrease) in shares outstanding	587,755	$8,209,171

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Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential National Muni Fund, Inc.	49

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.42

Income (loss) from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment and financial futures transactions	.27

Total from investment operations	.57

Less Dividends and Distributions
Dividends from net investment income	(.30)
Distributions from net realized gains	—

Total dividends and distributions	(.30)

Net asset value, end of period	$14.69

Total Return(b):	3.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$784,665
Average net assets (000)	$784,188
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.82	%(e)
Expenses, excluding distribution and service (12b-1) fees	.57	%(e)
Net investment income	4.14	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	15	%(f)(g)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .82%, .83%, .83% and .87% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(e)	Annualized.
(f)	Not annualized.
(g)	The portfolio turnover rate including variable rate demand notes was 24% for the six months ended February 28, 2010 and 61% for the year ended August 31, 2009.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class A
Year Ended August 31,				Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
2009		2008				2006		2005	2004

$14.41		$14.64		$15.12		$15.09		$15.32	$15.52

.60		.60		.40		.59		.60	.59
.01		(.21)		(.47)		.10		(.15)	.02

.61		.39		(.07)		.69		.45	.61

(.60)		(.60)		(.40)		(.59)		(.60)	(.59)
—		(.02)		(.01)		(.07)		(.08)	(.22)

(.60)		(.62)		(.41)		(.66)		(.68)	(.81)

$14.42		$14.41		$14.64		$15.12		$15.09	$15.32

4.46%		2.66%		(.47)%		4.68%		3.02%	4.11%

$774,235		$643,186		$693,818		$769,525		$472,491	$508,667
$658,247		$670,723		$730,108		$466,577		$492,151	$525,601

.84	%(d)	.91	%(d)	.96	%(d)(e)	.97	%(d)	.87%	.86%
.59	%(d)	.66	%(d)	.71	%(d)(e)	.72	%(d)	.62%	.61%
4.38%		4.13%		4.02	%(e)	3.96%		3.93%	3.83%

37	%(g)	42%		24	%(f)	45%		39%	49%

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	51

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.46

Income (loss) from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment and financial futures transactions	.27

Total from investment operations	.55

Less Dividends and Distributions
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Net asset value, end of period	$14.73

Total Return(b):	3.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,369
Average net assets (000)	$36,707
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.07	%(e)
Expenses, excluding distribution and service (12b-1) fees	.57	%(e)
Net investment income	3.89	%(e)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.07%, 1.08%, 1.08% and 1.12% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(d)	Less than $.005.
(e)	Annualized.

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Class B
Year Ended August 31,				Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
2009		2008				2006		2005	2004

$14.45		$14.68		$15.16		$15.13		$15.36	$15.56

.57		.57		.38		.55		.56	.55
—	(d)	(.22)		(.48)		.10		(.15)	.02

.57		.35		(.10)		.65		.41	.57

(.56)		(.56)		(.37)		(.55)		(.56)	(.55)
—		(.02)		(.01)		(.07)		(.08)	(.22)

(.56)		(.58)		(.38)		(.62)		(.64)	(.77)

$14.46		$14.45		$14.68		$15.16		$15.13	$15.36

4.20%		2.41%		(.62)%		4.42%		2.76%	3.85%

$39,395		$34,787		$46,405		$53,763		$27,013	$36,285
$32,332		$40,259		$50,297		$25,361		$32,345	$39,139

1.09	%(c)	1.16	%(c)	1.21	%(c)(e)	1.22	%(c)	1.12%	1.11%
.59	%(c)	.66	%(c)	.71	%(c)(e)	.72	%(c)	.62%	.61%
4.12%		3.87%		3.77	%(e)	3.72%		3.67%	3.58%

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	53

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.46

Income (loss) from investment operations
Net investment income	.27
Net realized and unrealized gain (loss) on investment and financial futures transactions	.27

Total from investment operations	.54

Less Dividends and Distributions
Dividends from net investment income	(.27)
Distributions from net realized gains	—

Total dividends and distributions	(.27)

Net asset value, end of period	$14.73

Total Return(b):	3.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,910
Average net assets (000)	$21,784
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.32	%(e)
Expenses, excluding distribution and service (12b-1) fees	.57	%(e)
Net investment income	3.65	%(e)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.32%, 1.33%, 1.33% and 1.37% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(e)	Annualized.

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Class C
Year Ended August 31,				Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
2009		2008				2006		2005	2004

$14.44		$14.68		$15.16		$15.13		$15.36	$15.56

.53		.53		.35		.52		.52	.51
.02		(.22)		(.47)		.10		(.15)	.02

.55		.31		(.12)		.62		.37	.53

(.53)		(.53)		(.35)		(.52)		(.52)	(.51)
—		(.02)		(.01)		(.07)		(.08)	(.22)

(.53)		(.55)		(.36)		(.59)		(.60)	(.73)

$14.46		$14.44		$14.68		$15.16		$15.13	$15.36

4.02%		2.08%		(.74)%		4.16%		2.50%	3.59%

$20,495		$10,912		$11,244		$12,255		$3,482	$4,261
$13,974		$11,228		$11,867		$3,884		$3,822	$4,628

1.34	%(d)	1.41	%(d)	1.46	%(d)(e)	1.47	%(d)	1.37%	1.36%
.59	%(d)	.66	%(d)	.71	%(d)(e)	.72	%(d)	.62%	.61%
3.88%		3.63%		3.52	%(e)	3.49%		3.42%	3.33%

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	55

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.41

Income (loss) from investment operations
Net investment income	.32
Net realized and unrealized gain (loss) on investment and financial futures transactions	.27

Total from investment operations	.59

Less Dividends and Distributions
Dividends from net investment income	(.32)
Distributions from net realized gains	—

Total dividends and distributions	(.32)

Net asset value, end of period	$14.68

Total Return(b):	4.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,401
Average net assets (000)	$12,249
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.57	%(d)
Expenses, excluding distribution and service (12b-1) fees	.57	%(d)
Net investment income	4.39	%(d)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .57%, .58%, .58% and .62% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(d)	Annualized.

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Class Z
Year Ended August 31,				Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
2009		2008				2006		2005	2004

$14.40		$14.63		$15.11		$15.08		$15.31	$15.51

.63		.64		.43		.63		.64	.63
.01		(.22)		(.48)		.10		(.15)	.02

.64		.42		(.05)		.73		.49	.65

(.63)		(.63)		(.42)		(.63)		(.64)	(.63)
—		(.02)		(.01)		(.07)		(.08)	(.22)

(.63)		(.65)		(.43)		(.70)		(.72)	(.85)

$14.41		$14.40		$14.63		$15.11		$15.08	$15.31

4.74%		2.91%		(.30)%		4.94%		3.27%	4.37%

$13,016		$4,540		$4,742		$5,450		$3,166	$4,013
$7,357		$4,506		$5,089		$3,139		$3,785	$4,064

.59	%(c)	.66	%(c)	.71	%(c)(d)	.72	%(c)	.62%	.61%
.59	%(c)	.66	%(c)	.71	%(c)(d)	.72	%(c)	.62%	.61%
4.62%		4.38%		4.27	%(d)	4.13%		4.17%	4.08%

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	57

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	40,277,422.298	1,082,678.368

Linda W. Bynoe	40,176,962.971	1,183,407.695

Michael S. Hyland	40,271,523.009	1,088,577.657

Douglas H. McCorkindale	40,119,178.001	1,240,922.665

Stephen P. Munn	40,202,754.776	1,157,345.890

Richard A. Redeker	40,180,522.171	1,179,578.495

Robin B. Smith	40,123,390.687	1,236,709.979

Stephen G. Stoneburn	40,191,833.650	1,168,267.016

Judy A. Rice	40,251,073.828	1,109,026.838

Scott E. Benjamin	40,273,353.634	1,086,747.032

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential National Muni Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	744410105	744410204	744410303	744410402

MF104E2    0176723-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Prudential National Muni Fund, Inc.

By: (Signature and Title)	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date: April 28, 2010

By: (Signature and Title)	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date: April 28, 2010